Warrants	12 Months Ended
Mar. 31, 2023
Warrants [Abstract]
Warrants [Text Block]

14. Warrants

As at March 31, 2023 and March 31, 2022 the Company had an outstanding warrant balance of nil.

The following table summarizes GreenPower's warrant activity during the year ended March 31, 2022:

	Exercise	Balance				Balance
Expiry Date	Price	March 31, 2021	Issued	Exercised	Expired	March 31, 2022
June 29, 2021	CDN $4.55	628,571	-	(628,571)	-	-
September 25, 2021	CDN $3.50	491,072	-	(491,071)	(1)	-
October 12, 2021	CDN $3.50	53,571	-	(53,571)	-	-
March 14, 2022	CDN $4.20	685,714	-	(685,714)	-	-
May 6, 2023	USD $2.6677	53,035	-	(53,026)	(9)	-
May 8, 2023	USD $2.6677	13,703	-	(13,703)	-	-
Total outstanding		1,925,666	-	(1,925,656)	(10)	-
Weighted Average
Exercise Price (CDN$)		4.06	NA	$4.09	$3.41	NA

During the year ended March 31, 2022, the Company did not issue any warrants and a total of 10 warrants expired unexercised.

During the year ended March 31, 2022 the Company issued the following common shares from the exercise of warrants:

• 628,571 common shares were issued at a price of CDN$4.55 per share pursuant to the exercise of 628,571 warrants;

• 544,642 common shares were issued at a price of CDN$3.50 per share pursuant to the exercise of 544,642 warrants, and

• 685,714 common shares were issued at a price of CDN$4.20 per share pursuant to the exercise of 685,714 warrants, and

• 66,729 common shares were issued at a price of $2.6677 per share pursuant to the exercise of 66,729 warrants.

The following table summarizes deferred financing fees for the years ended March 31, 2023 and March 31, 2022, which relates to deferred financing fees for issued warrants, amortized during the period:

	March 31, 2023	March 31, 2022
Deferred financing fees, beginning of year	$-	$416,738
less: Amortization of Deferred Financing Fees	-	(416,738)

Deferred financing fees, end of year	$-	$-